Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Operating activities
Income before income taxes	$ 2,855,692	$ 7,661,737	$ 6,916,699
Adjustments for:
Equity in the results of joint venture accounted by the equity method	1,618
Depreciation and amortization (Notes 4, 7 and 8)	1,934,766	1,836,897	1,760,741
Interest income	(262,370)	(343,612)	(280,623)
Interest expense	926,312	1,084,293	1,230,651
Exchange loss	781,458	90,905	16,373
Exchange gain	(1,388,687)	(285,094)	(295,524)
Working capital variations:
Accounts receivable (Note 6)	(452,636)	(125,309)	(107,608)
Recoverable taxes and other current assets	(128,348)	222,175	48,182
Trade accounts payable and other liabilities (Note 9)	209,534	333,715	490,827
Total adjustments to reconcile profit (loss)	4,477,339	10,475,707	9,779,718
Income taxes paid (Note 13)	(1,540,196)	(1,974,015)	(2,083,398)
Net cash flows generated from operating activities	2,937,143	8,501,692	7,696,320
Investing activities
Improvements to assets under concession and acquisition of furniture and equipment (Note 8)	(3,328,560)	(2,614,864)	(1,636,325)
Investment in joint venture (Note 17.2f)	(10,556)
Interest received	273,642	342,981	265,350
Restricted cash and equivalents (Note 5.1)	189,474	(118,290)	59,018
Net cash flows used in investing activities	(2,876,000)	(2,390,173)	(1,311,957)
Financing activities
Consideration paid for the non-controlling interest of Airplan			(213,469)
Bank loans received (Note 10)	306,241
Bank loans paid (Note 10)	(243,998)	(152,047)	(3,090,124)
Lease payments - Principal portion		(5,751)
Long-term debt paid (Note 11)	(241,560)	(205,308)
Interest paid (Note 11)	(962,993)	(1,064,764)	(1,139,071)
Dividends paid (Note 12)		(3,000,000)	(2,034,000)
Net cash flows (used) from financing activities	(1,142,310)	(4,427,870)	(6,476,664)
(Decrease) increase in cash and cash equivalents	(1,081,167)	1,683,649	(92,301)
Cash and cash equivalents at the beginning of the year	6,192,679	4,584,507	4,677,454
Exchange (loss) gains on cash and cash equivalents	81,116	(75,477)	(646)
Cash and cash equivalents at the end of the year	$ 5,192,628	$ 6,192,679	$ 4,584,507